Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Interest Income
Interest and fee income on loans	$ 410	$ 244	$ 786	$ 440	$ 1,138	$ 596
Interest expense	183	86	359	149	433	157
Net interest income	227	158	427	291	705	439
Less: Loan loss provision	15	2	23	3	22	0
Net interest income	212	156	404	288	683	439
Non-Interest Expense
Selling, general and administrative	119	84	269	199	390	415
Total non-interest expense	119	84	269	199	390	415
Net Income	93	72	135	89	$ 293	$ 24
Earned distribution to preferred equity holder	25	0	50	0
Net income attributable to common equity holder	$ 68	$ 72	$ 85	$ 89